Financial Risks (Details Narrative) - CAD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Cash	$ 17,829,149	$ 2,526,957	$ 3,840,880	$ 23,792,408
Current liabilities	$ 7,002,625	$ 1,941,111	$ 3,883,529